Debt (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Summarized debt

Debt is summarized as follows (in millions):

	September 30, 2013	December 31, 2012
Senior Secured Term Loan Facility	$291.8	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.4	0.5
Unamortized original issue discount	(0.7)	(0.9)

	691.8	693.9
Less:
Current maturities	3.2	3.2

Long-term debt	$688.6	$690.7

Schedule of future repayments of debt outstanding	Below is a schedule of required future repayments of all debt outstanding on September 30, 2013 (in millions).

Remainder of 2013	$0.8
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0

$692.5

Summary of net interest expense

The following table provides the detail of net interest expense for the respective periods (in millions). During the three and nine months ended September 30, 2013, $0.1 million and $0.6 million of interest was capitalized, respectively. During the three and nine months ended September 30, 2012, $0.4 million of interest was capitalized.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Interest expense
Senior Secured Term Loan Facility	$4.1	$4.1	$12.2	$12.4
Senior Notes	8.7	8.7	25.9	25.9
Other	0.2	0.1	0.3	0.9
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.2	0.2	0.8	0.8
Senior Notes	0.4	0.4	1.0	0.9
Senior Secured Revolving Credit Facility	0.1	0.1	0.3	0.3
Original issue discounts	—	—	0.2	0.2

Total interest expense	13.7	13.6	40.7	41.4
Interest income	—	(0.1)	(2.9)	(0.2)

Interest expense, net	$13.7	$13.5	$37.8	$41.2